Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Short-term Investments
Short-term investments	¥ 1,260,810	¥ 945,338		$ 181,104
Investment income related to short-term investments	(3,100)	13,800	¥ 39,000
Financial products
Short-term Investments
Short-term investments	1,070,113	858,021
Investments in publicly traded companies
Short-term Investments
Short-term investments	80,918
Money market funds
Short-term Investments
Short-term investments	¥ 109,779	¥ 87,317